RESEARCH AND DEVELOPMENT COSTS	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
RESEARCH AND DEVELOPMENT COSTS
7. RESEARCH AND DEVELOPMENT COSTS

    Research and development costs are as follows:

	For the years ended December 31,
	2022	2021	2020
	(€ thousand)
Research and development costs expensed during the year	517,842	573,632	526,831
Amortization of capitalized development costs	257,730	194,472	180,554
Total research and development costs	775,572	768,104	707,385

Research and development costs expensed during the period primarily relate to development activities to support the innovation of our product portfolio and components, in particular, in relation to electric and other new technologies, as well as research and development activities for Formula 1 racing. Amortization of capitalized development costs have increased in recent years as a result of our strategy to update and broaden our product range and significantly increase our efforts relating to innovation and advanced technologies, including hybrid and electric.

Research and development costs for the year ended December 31, 2021 and, to a lesser extent, for the year December 31, 2022 are recognized net of technology-related government incentives.